Income Taxes (Deferred Tax Assets And Deferred Tax Liabilities Arises Due To Temporary Differences) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Reserve for receivables, current	$ 267	$ 258
Accrued liabilities and inventory reserves, current	6,746	5,069
Net operating loss carryforward, current	4,566	3,614
Unrealized losses on interest rate swap contracts, current	11,365	12,197
Other, current	1,503	261
Subtotal, current	24,447	21,399
Valuation allowance	(144)	(158)
Current deferred tax assets	24,303	21,241
Net operating loss carryforward, non-current	15,326	17,350
Unrealized loss on derivative instruments, non-current	10,078	13,548
Stock-based compensation, non-current	8,057	6,111
Asset retirement obligations, non-current	2,757	2,434
Tangible and intangible assets, non-current	26,107	15,970
Deferred revenue, non-current	497	798
Other, non-current	4,536	3,635
Subtotal, non-current	67,358	59,846
Valuation allowance	(13,580)	(11,908)
Non-current deferred tax assets	53,778	47,938
Other, current		(1,190)
Current deferred tax liabilities		(1,190)
Tangible and intangible assets, non-current	(59,035)	(41,303)
Asset retirement obligations, non-current	(173)	(2,625)
Non-current deferred tax liability	(59,208)	(43,928)
Net deferred tax asset	$ 18,873	$ 24,061